RELATED PARTY TRANSACTIONS (Summary of Balances with Related Party) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to related party	$ 65,769	$ 69,469
Due to shareholder	282,499	100,000
Ossen Material Research [Member]
Related Party Transaction [Line Items]
Due to related party	65,769	69,469
Dr. Tang [Member]
Related Party Transaction [Line Items]
Due to shareholder	$ 282,499	$ 100,000